Note 17 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2023	2022
Equity accounted investments	$29,631	$22,361
Co-investment commitments	42,395	18,588
Maximum exposure to loss	$72,026	$40,949